OPERATING SEGMENTS - Geographic Information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Geographic information:
Revenue	Rp 146,742	$ 8,799	Rp 149,967	Rp 149,216
Non-current operating assets	172,695		177,796	178,839
Indonesia
Geographic information:
Revenue	137,858		141,062	141,157
Non-current operating assets	169,609		174,946	175,907
Abroad
Geographic information:
Revenue	8,884		8,905	8,059
Non-current operating assets	Rp 3,086		Rp 2,850	Rp 2,932